Share-based awards and other equity instruments - Stock options activities (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Options
Beginning balance (in shares)	21,173,713	20,693,398	17,108,574
Granted (in shares)	8,550,753	3,932,498	4,944,430
Exercised (in share)	1,405,583	1,218,560	531,410
Canceled (in shares)	1,971,734	2,233,623	828,196
Ending balance (in shares)	26,347,149	21,173,713	20,693,398	17,108,574
Exercisable (in shares)	14,204,833
Vested and expected to vest (in shares)	26,347,149
Weighted average exercise price
Beginning balance, Weighted average exercise price (in EUR per share)	€ 4.79	€ 5.54	€ 5.66
Granted, Weighted average exercise price (in EUR per share)	0.06	0.06	3.99
Exercised, Weighted average exercise price (in EUR per share)	0.06	0.17	0.30
Canceled, Weighted average exercise price (in EUR per share)	4.28	6.93	6.23
Ending balance, Weighted average exercise price (in EUR per share)	3.29	€ 4.79	€ 5.54	€ 5.66
Exercisable, Weighted average exercise price (in EUR per share)	5.01
Vested and expected to vest, Weighted average exercise price (in EUR per share)	€ 3.29
Outstanding, Remaining contractual term (in years)	12 years	15 years	17 years	21 years
Exercisable, Remaining contractual term (in years)	17 years
Vested and expected to vest after, Remaining contractual life (in years)	12 years
Outstanding, Aggregate intrinsic value	€ 28,356	€ 19,556	€ 32,050	€ 32,178
Granted, Aggregate intrinsic value	12,359	17,412	12,573
Exercised, Aggregate intrinsic value	2,168	5,034	2,855
Canceled, Aggregate intrinsic value	1,214	1,572	1,182
Outstanding, Aggregate intrinsic value	19,556	€ 32,050	€ 32,178
Exercisable, Aggregate intrinsic value	10,018
Vested and expected to vest, Aggregate intrinsic value	€ 28,356